Note 20 - Cash and cash equivalents and other investments	12 Months Ended
Dec. 31, 2024
Note 20 - Cash and cash equivalents and other investments
Note 20 - Cash and cash equivalents and other investments

20    Cash and cash equivalents and other investments

	Year ended December 31,
	2024	2023
Cash and cash equivalents
Cash at banks	290,901	370,487
Liquidity funds	355,044	223,424
Short-term investments	29,311	1,043,910
	675,256	1,637,821
Other investments - current
Fixed income (time-deposit, zero coupon bonds, commercial papers)	722,328	896,166
Bonds and other fixed income	1,273,673	834,281
Fund investments	376,998	239,184
	2,372,999	1,969,631
Other investments - non-current
Bonds and other fixed income	857,959	398,220
Fixed income (time-deposit, zero coupon bonds, commercial papers)	140,292	-
Others	7,049	7,411
	1,005,300	405,631